Schedule of Lease Liability (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Gross lease obligation – minimum lease payments
1 year	$ 393,673
2- 3 years	73,588
4-5 years
Future interest expense on lease obligations	(41,927)
Total lease liability	425,334
Current lease liability	353,526
Non-current lease liability	71,808
Total lease liability	$ 425,334